401(k) Benefit Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
401(k) Benefit Plan [Abstract]
Benefit plan, maximum percentage of employee contribution	60.00%
Benefit plan, percentage of employer matching contribution	50.00%
Benefit plan, maximum percentage the employer may contribute	4.00%
Benefit plan, percentage of employer matching contribution immediately vesting percentage	25.00%
Benefit plan, percentage of employer matching contribution annual vesting percentage	25.00%
Benefit plan, employer matching contribution vesting period		3 years
Benefit plan, recorded expense	$ 132	$ 207